Investment - Plan Interest in the Trust	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Investment - Plan Interest in the Trust	Investment - Plan Interest in the Trust

Effective April 14, 2025, the Company transferred the assets and related participant account balances from the Trust to the 401(k) Plan as Adopted by Avidia Bank; therefore, the Plan's investments were no longer in the Trust as of December 31, 2025. As of December 31, 2024, all of the Plan’s investments were in the Trust, which was established for the investment of assets of the Plan and several other member bank sponsored retirement plans. Each participating retirement plan has a divided interest in the Trust. The assets of the Trust are held by several custodians. The Trust allows for daily redemptions. The Plan does not have any unfunded commitments. The value of the Plan’s interest in the Trust is based on the beginning of year value of the Plan’s interest in the Trust plus actual contributions and allocated investment income less actual distributions and allocated administrative expenses plus the Plan’s portion of notes receivable from participants held as of the Plan year-end. At December 31, 2024, the Plan’s interest in the Trust was approximately 2.29%. Investment income and administrative expenses relating to the Trust are allocated to the individual plans based upon average monthly balances invested by each plan.

The following table presents the net assets of the Trust:

	December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
ASSETS
Investments, at fair value:
Collective investment trusts:
Fixed income	$524,477,770	$1,386,487
Equity	866,114,825	22,372,299
Diversified	215,548,010	15,295,478
Total collective investment trusts	1,606,140,605	39,054,264

Equity securities	252,509,360	5,170,532
Mutual funds	150,095,062	1,052,141
Hedge funds	14,843,427	14,770
Certificates of deposit	9,009,306	405,100
Self-directed brokerage accounts	320,467	320,467
Total investments, at fair value	2,032,918,227	46,017,274

Cash and cash equivalents	105,466,825	2,422,354
Interest and dividends accrued on investments	29,031,975	251,253
Accounts receivable and prepaid benefits	591,367	-
Contributions receivable	500,000	-
Notes receivable from participants	9,685,828	732,029
Total assets	2,178,194,222	49,422,910

LIABILITIES
Accrued operating and other expenses	28,433,543	213,266
Net assets available for benefits	$2,149,760,679	$49,209,644